Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events

(7) SUBSEQUENT EVENTS

The Plan has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the date the Plan’s financial statements were filed with the SEC. Based on this evaluation, the Plan has determined none of these events were required to be recognized or disclosed.